Subsequent Events (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Summary of detailed information about borrowings
A breakdown of bonds and borrowings and interest rates as of March 31, 2019 and 2020, is as follows:

	JPY (millions)		Average interest rate (%)	Maturity
	2019	2020
Short-term borrowings	80,634	96,976	2.66	—
Current portion of long-term borrowings	48,044	3,029	0.36	—
Current portion of bonds	—	54,987	—	—
Commercial papers (short-term)	30,000	—	—	—
Long-term borrowings (excluding the current portion)	188,687	220,219	0.96	September 30, 2021 to October 5, 2076
Bonds (excluding the current portion)	199,441	144,609	—	—

Total	546,806	519,820

Current	158,678	154,992
Non-current	388,128	364,828

Total	546,806	519,820

Major borrowings transactions [member]
Disclosure of detailed information about borrowings [line items]
Summary of detailed information about borrowings	The information about the aggregate notional amount, coupon rate and maturity date is as follows:

Series	Aggregate notional amount (million JPY)	Coupon rate (per annum)	Maturity date
56 th	10,000	0.280%	April 21, 2023
57 th	15,000	0.400%	April 23, 2025
58 th	10,000	0.540%	April 23, 2030
Issuance of New Shares and Disposition of Treasury Shares by Way of Third-Party Allotment
The Company
resolved
, at the meeting of its board of directors as of June 25, 2020, as part of a broader capital and business alliance with the NTT group, to issue 12,376,600 new shares and dispose of 647,000 treasury shares (a total of 13,023,600 shares) at a price of 4,950
JPY
 per share, or 64,467 million
JPY
 in total, to Nippon Telegraph and Telephone Corporation by way of third-party allotment. The payment for the shares is scheduled on July 10, 2020; however, the terms are subject to the effectiveness of the securities registration statement under the Financial Instruments and Exchange Act of Japan.